Financial Assets and Liabilities - Schedule of Finance Income and Finance Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance income
Interest income	€ 14,361	€ 16,857	€ 7,426
Remeasurement gain of financial liabilities	11,248	14,654
Foreign exchange translation (net)	0	12,346	44,755
Total finance income	25,609	43,857	52,181
Finance expenses
Interest expenses	65,504	44,065	30,682
Remeasurement loss of financial liabilities	7,374		15,483
Foreign exchange translation (net)	27,149		4,322
Total finance expenses	€ 100,027	€ 44,065	€ 50,487